SIGNIFICANT ACCOUNTING POLICIES: Technology License (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Technology License

Technology License

On May 16, 2011, the Company purchased a license to energy conservation technology known as “SwitchGenie”. The purchase price was $100,000 and 150,000 shares of the Company’s common stock valued at $1.18 per share, which was the market price on the transaction closing date. The license also requires the Company to pay a royalty based upon SwitchGenie sales. The Company had prepaid $68,213 in royalties against the license as of December 31, 2011 which was included in prepaid expenses. The Company was amortizing the cost of the license over the expected life of 5 years and has recorded $13,850 and $9,233 of amortization expense during the year ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012 the Company returned the technology license to the licensor in exchange for 75,000 shares of common stock and terminated the exclusive license and entered into a non exclusive license and supply agreement.